CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Accumulated Deficit Attributable to Common Stockholders [Member]	Other Comprehensive Loss [Member]	Total	Par Value [Member]	Mezzanine Equity [Member]
Beginning balance at Dec. 31, 2019									$ 0	$ 18,083
Beginning balance (in shares) at Dec. 31, 2019								15,724
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 16)										14,350
Issuance of preferred shares (Note 16) (in shares)								14,350
Deemed dividend equivalents on Series E and Series F Shares related to redemption value										3,099
Redemptions on Series E Shares (Note 16)										(24,569)
Redemptions on Series E Shares (Note 16) (in shares)								(21,364)
Deemed dividend for Series E (Note 16)										2,554
Dividends of Series E Shares (in shares)								2,554
Beneficial conversion feature related to the issuance of Series E Shares										(1,067)
Deemed dividend related to beneficial conversion feature of Series E Shares										1,067
Ending balance at Dec. 31, 2020									0	13,517
Ending balance (in shares) at Dec. 31, 2020								11,264
Balance at Dec. 31, 2019		$ 1	$ 0	[1]	$ 411,586	$ (322,552)	$ (1,361)	$ 87,674
Balance (in shares) at Dec. 31, 2019		100,000	17,391	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) / income						(22,818)		(22,818)
Stock-based compensation					(34)			(34)
Stock issued			$ 20	[1]	121,158			121,178
Stock issued (in shares)	[1]		1,970,848
Cashless exercises of Class A Warrants (Note 9)			$ 0	[1]	0			0
Cashless exercises of Class A Warrants (Note 9) (in shares)	[1]		3,360
Deemed dividend equivalents on Series E and Series F Shares related to redemption value					(3,099)			(3,099)
Reversal of equity offering costs accrued not payable					235			235
Excess of consideration over acquired assets (Note 1)					(62,000)			(62,000)
Dividends of preferred shares (Note 16)					(1,796)			(1,796)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)					1,067			1,067
Deemed dividend related to beneficial conversion feature of Series E Shares					(1,067)			(1,067)
Reversal of Other comprehensive loss (Note 14)							1,361	1,361
Deemed dividend on warrant inducement (Note 9)								0
Balance at Dec. 31, 2020		$ 1	$ 20	[1]	466,050	(345,370)	0	$ 120,701
Balance (in shares) at Dec. 31, 2020		100,000	1,991,599	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 16)									0	2,188
Issuance of preferred shares (Note 16) (in shares)								2,188
Deemed dividend equivalents on Series E and Series F Shares related to redemption value										437
Beneficial conversion feature related to the issuance of Series E Shares										(900)
Deemed dividend related to beneficial conversion feature of Series E Shares										900
Ending balance at Dec. 31, 2021								$ 16,142	0	16,142
Ending balance (in shares) at Dec. 31, 2021								13,452
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) / income						8,616		$ 8,616
Stock-based compensation					(34)			(34)
Deemed dividend equivalents on Series E and Series F Shares related to redemption value					(437)			(437)
Excess of consideration over acquired assets (Note 1)					(33,741)			(33,741)
Dividends of preferred shares (Note 16)					(1,883)			(1,883)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)					900			900
Deemed dividend related to beneficial conversion feature of Series E Shares					(900)			(900)
Deemed dividend on warrant inducement (Note 9)								0
Balance at Dec. 31, 2021		$ 1	$ 20	[1]	429,955	(336,754)	0	$ 93,222
Balance (in shares) at Dec. 31, 2021		100,000	1,991,599	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 16)									72	71,928
Issuance of preferred shares (Note 16) (in shares)								7,200,000
Deemed dividend equivalents on Series E and Series F Shares related to redemption value										14,400
Redemptions on Series E Shares (Note 16)									(13)	(16,178)
Redemptions on Series E Shares (Note 16) (in shares)								(1,349,252)
Ending balance at Dec. 31, 2022								$ 86,351	$ 59	$ 86,292
Ending balance (in shares) at Dec. 31, 2022								5,864,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) / income						18,948		$ 18,948
Stock-based compensation					(16)			(16)
Redemption of fractional shares due to reverse stock split					(15)			(15)
Redemption of fractional shares due to reverse stock split (in shares)	[1]		(6,435)
Stock issued			$ 76	[1]	20,711			20,787
Stock issued (in shares)	[1]		7,594,592
Deemed dividend equivalents on Series E and Series F Shares related to redemption value					(14,400)			(14,400)
Excess of consideration over acquired assets (Note 1)								0
Dividends of preferred shares (Note 16)					(12,390)			(12,390)
Exercise of warrants, net of fees			$ 7	[1]	4,529			4,536
Exercise of warrants, net of fees (in shares)	[1]		715,150
Deemed dividend on warrant inducement (Note 9)					(1,345)			(1,345)
Incremental fair value of the October 2022 Warrants (Note 9)					1,345			1,345
Balance at Dec. 31, 2022		$ 1	$ 103	[1]	$ 428,374	$ (317,806)	$ 0	$ 110,672
Balance (in shares) at Dec. 31, 2022		100,000	10,294,906	[1]

[1]	Adjusted to reflect the reverse stock split effected in September 2022 (see Note 1)